Document and Entity Information Document	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Central Index Key	0001055294
Entity Registrant Name	Kansas City Southern de Mexico, S.A. de C.V.
Entity Filer Category	Non-accelerated Filer